UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                                 ------------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Raiff Partners, Inc.
                 --------------------
Address:         152 West 57th Street
                 --------------------
                 New York, NY  10019
                 --------------------

Form 13F File Number:   28-5866
                        -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Sheldon Brody
                 -----------------------
Title:           Chief Financial Officer
                 -----------------------
Phone:           212-247-6509
                 -----------------------

Signature, Place and Date of Signing:


   /s/ Sheldon Brody               New York, NY        November 13, 2007
-----------------------            ------------        -----------------

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Raiff Partners, Inc.
28-5866


Report Summary:

         Number of other Included Managers:                  3
                                                    --------------------
         Form 13F Information Table Entry Total             57
                                                    --------------------
        Form 13F Information Table Value Total:     $538,197 (thousands)
                                                    --------------------


List of Other Included Managers:

         No.      Form 13F File No.         Name
         --       ----------------          ----

         01       28-5534                   Centurion Advisors, L.P.
         02       28-5414                   Centurion Investment Group, L.P.
         03       28-7106                   Centurion Investors, LLC



                                                   FORM 13F AS OF 09/30/2007
                                            REPORTING MANAGER: RAIFF PARTNERS, INC.

     Column 1             Column 2  Column 3      Column 4              Column 5   Column 6   Column 7          Column 8
                                                Fair Market Shares or
                             Title     Cusip       Value     Principal  SH/  PUT/  Investment   Other        Voting Authority
  Name of Issuer           of Class   Number     x $1,000     Amount    PRN  CALL  Discretion  Managers  Sole     Shared      None
---------------------      -------- --------     ----------- ---------  ---  ----  ----------  --------  ----     ------      ----

AIRCASTLE LTD	           CS	    G0129K1045	  4,201      125,700 	SH	   DEFINED	1,2,3	   125,700
ALLIANCE BERNSTEIN
  HOLDING LP	           UNITS    01881G106	 22,018      250,000 	SH	   DEFINED	1,2,3	   250,000
ALTRIA GROUP	           CS	    02209S103	  6,258       90,000 	SH	   DEFINED	1,2,3	    90,000
ALUMINUM CORP OF CHINA	   ADR	    022276109	  1,401       20,000 	SH	   DEFINED	1,2,3	    20,000
AMERICAN EAGLE	           CS	    02553E106	 15,654      595,000 	SH	   DEFINED	1,2,3	   595,000
ANADARKO PETROLEUM	   CS	    032511107	 11,288      210,000 	SH	   DEFINED	1,2,3	   210,000
APACHE	                   CS	    037411105	 19,363      215,000 	SH	   DEFINED	1,2,3	   215,000
APOLLO INVESTMENT CORP	   CS	    03761U106	    166        8,000 	SH	   DEFINED	1,2,3	     8,000
APPLE COMPUTER	           CS	    037833100	 58,779      383,000 	SH	   DEFINED	1,2,3	   383,000
BABCOCK & BROWN AIR LTD	   ADR	    05614P101	  3,420      150,000 	SH	   DEFINED	1,2,3	   150,000
BANK OF AMERICA CORP	   CS	    060505104	  1,609       32,000 	SH	   DEFINED	1,2,3	    32,000
BEAR STEARNS USD1	   CS	    073902108	  1,842       15,000 	SH	   DEFINED	1,2,3	    15,000
BHP BILLITON LTD	   ADR	    088606108	 11,790      150,000 	SH	   DEFINED	1,2,3	   150,000
BLACKROCK KELSO CAP CORP   CS	    092533108	    145       10,000 	SH	   DEFINED	1,2,3	    10,000
BOARDWALK PIPELINE
  PARTNERS	           UNITS    096627104	  2,824       92,200 	SH	   DEFINED	1,2,3	    92,200
BON TON STORES INC.	   CS	    09776J101	  8,066      355,000 	SH	   DEFINED	1,2,3	   355,000
BROOKDALE SENIOR
  LIVING INC	           CS	    112463104	  7,644      192,000 	SH	   DEFINED	1,2,3	   192,000
BURLINGTON NRTHN SFE	   CS	    12189T104	  5,276       65,000 	SH	   DEFINED	1,2,3	    65,000
CAPITAL TRUST -A	   CLASS A  14052H506	  3,745      105,500 	SH	   DEFINED	1,2,3	   105,500
CHEVRONTEXACO	           CS	    166764100	  8,422       90,000 	SH	   DEFINED	1,2,3	    90,000
CHINA MOBILE LTD-SPON ADR  ADR	    16941M109	  8,614      105,000 	SH	   DEFINED	1,2,3	   105,000
CIA VALE DO RIO DOCE	   ADR	    204412100	 15,608      460,000 	SH	   DEFINED	1,2,3	   460,000
CITIZENS COMMUNICATIONS CO CS	    17453B101	    115        8,000 	SH	   DEFINED	1,2,3	     8,000
COLLECTIVE BRANDS INC	   CS	    19421W100	 10,637      482,200 	SH	   DEFINED	1,2,3	   482,200
CSX	                   CS	    126408103	  5,555      130,000 	SH	   DEFINED	1,2,3	   130,000
DEVON ENERGY CORPORATION   CS	    25179M103	  8,736      105,000 	SH	   DEFINED	1,2,3	   105,000
EBAY	                   CS	    278642103	 11,706      300,000 	SH	   DEFINED	1,2,3	   300,000
ENDEAVOR ACQUISITION CORP  CS	    292577103	  6,695      565,000 	SH	   DEFINED	1,2,3	   565,000
FORD MOTOR COMPANY	   CS	    345370860	 14,221    1,675,000 	SH	   DEFINED	1,2,3	 1,675,000
FORD MOTOR COMPANY 6.5%	   PS	    345395206	  4,530      120,000 	SH	   DEFINED	1,2,3	   120,000
FREEPORT-MCMMORAN COPPER   CS	    35671D857	 27,796      265,000 	SH	   DEFINED	1,2,3	   265,000
GENERAL MOTORS CORP	   CS	    370442105	  4,037      110,000 	SH	   DEFINED	1,2,3	   110,000
HDFC BANK, LTD	           ADR	    40415F101	  1,071       10,000 	SH	   DEFINED	1,2,3	    10,000
HESS CORP	           CS	    42809H107	 30,936      465,000 	SH	   DEFINED	1,2,3	   465,000
ICAHN ENTERPRISES LP	   UNITS    451100101	  1,927       16,500 	SH	   DEFINED	1,2,3	    16,500
ICICI BANK LTD -SPON ADR   ADR	    45104G104	  2,636       50,000 	SH	   DEFINED	1,2,3	    50,000
INDIA FUND	           CS	    454089103	 17,105      315,000 	SH	   DEFINED	1,2,3	   315,000
KBR INC	                   CS	    48242W106	  8,142      210,000 	SH	   DEFINED	1,2,3	   210,000
LEHMAN BROTHERS	           CS	    524908100	 22,223      360,000 	SH	   DEFINED	1,2,3	   360,000
LOEWS CORP COM	           CS	    540424108	 13,296      275,000 	SH	   DEFINED	1,2,3	   275,000
MARTHA STEWART	           CLASS A  573083102	  2,330      200,000 	SH	   DEFINED	1,2,3	   200,000
MELCO PBL ENTERTAINMENT	   ADR	    585464100	    825       50,000 	SH	   DEFINED	1,2,3	    50,000
NEW YORK TIMES CO	   CLASS A  650111107	    119        6,000 	SH	   DEFINED	1,2,3	     6,000
NUCOR CORP	           CS	    670346105	  9,069      152,500 	SH	   DEFINED	1,2,3	   152,500
OCCIDENTAL PETROLEUM	   CS	    674599105	 26,914      420,000 	SH	   DEFINED	1,2,3	   420,000
ORIENT EXPRESS HOTELS LTD  CLASS A  G67743107	 13,074      255,000 	SH	   DEFINED	1,2,3	   255,000
PETROCHINA CO LTD	   ADR	    71646E100	 20,362      110,000 	SH	   DEFINED	1,2,3	   110,000
PINNACLE W CAPITAL	   CS	    723484101	    198        5,000 	SH	   DEFINED	1,2,3	     5,000
REGAL ENTERTAINMENT GROUP  CLASS A  758766109	  6,475      295,000 	SH	   DEFINED	1,2,3	   295,000
REYNOLDS AMERICAN INC	   CS	    761713106	  6,823      107,300 	SH	   DEFINED	1,2,3	   107,300
SECURITY CAPITAL ASSURANCE CS	    G8018D107	  2,284      100,000 	SH	   DEFINED	1,2,3	   100,000
STAR GAS PARTNERS, LP	   UNITS    85512C105	  2,247      495,000 	SH	   DEFINED	1,2,3	   495,000
UNIVERSAL HEALTH REALTY
   INCOME TRUST	           REIT	    91359E105	    867       24,400 	SH	   DEFINED	1,2,3	    24,400
URS CORP.	           CS	    903236107	 11,290      200,000 	SH	   DEFINED	1,2,3	   200,000
USEC INC	           CS	    90333E108	  4,818      470,000 	SH	   DEFINED	1,2,3	   470,000
VECTOR GROUP LTD.	   CS	    92240M108	 11,037      492,500 	SH	   DEFINED	1,2,3	   492,500
XEROX	                   CS	    984121103	  9,971      575,000 	SH	   DEFINED	1,2,3	   575,000
						=======
TOTAL PORTFOLIO			                538,197




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